Derivatives Instruments (Changes in Realized and Unrealized Gains (Losses) with Respect to Derivatives Receiving Regulatory Deferral) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	$ (404)	$ 36
Foreign exchange forwards
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	3	13
Regulatory deferral | Natural gas
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	88	0
Regulatory deferral | Natural gas | Fuel for generation and purchased power
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | Natural gas | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	0	0
Realized (gain) loss on derivatives receiving regulatory deferral		0
Regulatory deferral | Natural gas | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	88	0
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | Natural gas | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | Commodity swaps and forwards
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	161	15
Regulatory deferral | Commodity swaps and forwards | Fuel for generation and purchased power
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral		24
Regulatory deferral | Commodity swaps and forwards | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	(7)	(36)
Realized (gain) loss on derivatives receiving regulatory deferral		2
Regulatory deferral | Commodity swaps and forwards | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	218	3
Realized (gain) loss on derivatives receiving regulatory deferral	(3)	14
Regulatory deferral | Commodity swaps and forwards | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(8)	8
Regulatory deferral | Commodity swaps and forwards | Regulated | Fuel for generation and purchased power
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(39)
Regulatory deferral | Foreign exchange forwards
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	16	(13)
Regulatory deferral | Foreign exchange forwards | Fuel for generation and purchased power
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral		(3)
Regulatory deferral | Foreign exchange forwards | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	9	(11)
Realized (gain) loss on derivatives receiving regulatory deferral		0
Regulatory deferral | Foreign exchange forwards | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	(3)	3
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | Foreign exchange forwards | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	5	$ (2)
Regulatory deferral | Foreign exchange forwards | Regulated | Fuel for generation and purchased power
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	$ 5